Certain risks and concentration - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Balance sheet (Detail) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents		$ 123,358	$ 137,248	$ 162,465	$ 122,930
Short-term investments		115,652	117,821
Accounts receivable, net		26,135	22,983
Due from related parties		15,578	10,970
Inventories		1,363	1,726
Prepayments and other current assets		11,842	11,534
Total current assets		293,928	302,282
Non-current assets:
Long-term investments		31,495	26,734
Property and equipment, net		57,657	50,725
Intangible assets, net		8,299	8,857
Goodwill		23,136	22,607	20,382
Long-term prepayments and other assets		2,787	905
Right-of-use assets		27	1,954	$ 8,747
Restricted cash		4,078	1,541
Total assets		440,718	415,605
Current liabilities:
Accounts payable		26,407	20,644
Due to related parties		1,597	5,389
Bank borrowings		2,876
Contract liabilities and deferred income		36,892	34,040
Accrued liabilities and other payables		49,557	38,689
Lease liabilities, current portion		18	1,961
Total current liabilities		119,878	103,276
Non-current liabilities:
Contract liabilities and deferred income, non-current portion	[1]	845	920
Deferred tax liabilities		930	1,085
Bank borrowings, non-current portion		17,291	19,924
Lease liabilities, non-current portion		7	27
Total liabilities		138,951	125,232
Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash and cash equivalents		16,645	14,284
Short-term investments		6,373
Accounts receivable, net		26,003	22,983
Amount due from group companies		3,102	15,168
Due from related parties		15,387	10,955
Inventories		1,363	1,726
Prepayments and other current assets		7,142	10,046
Total current assets		76,015	75,162
Non-current assets:
Long-term investments		6,467	5,706
Property and equipment, net		57,417	50,532
Intangible assets, net		8,299	8,857
Goodwill		23,136	22,607
Long-term prepayments and other assets		2,684	905
Right-of-use assets		27	1,915
Restricted cash		4,078	1,541
Total assets		178,123	167,225
Current liabilities:
Accounts payable		23,789	20,588
Amount due to group companies		146,732	106,240
Due to related parties		91	55
Bank borrowings		2,876
Contract liabilities and deferred income		36,740	34,040
Income tax payable		2,451	2,500
Accrued liabilities and other payables		42,449	33,361
Lease liabilities, current portion		18	1,912
Total current liabilities		255,146	198,696
Non-current liabilities:
Contract liabilities and deferred income, non-current portion		845	920
Deferred tax liabilities		930	1,085
Amount due to group companies, non-current portion		31,369	76,810
Bank borrowings, non-current portion		17,291	19,924
Lease liabilities, non-current portion		7	27
Total liabilities		$ 305,588	$ 297,462

[1]	As of December 31, 2020 and 2021, the non-current portion consists of membership subscription of USD751,000 and USD845,000, and government grants of USD169,000 and nil, respectively.